Retail | Vanguard Extended Market Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund Retail) Vanguard Extended Market Index Fund (USD $)	Vanguard Extended Market Index Fund - Investor Shares	Vanguard Extended Market Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Retail) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Investor Shares	Vanguard Extended Market Index Fund - Admiral Shares
Management Expenses	0.23%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.30%	0.16%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Market Index Fund Retail) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - Investor Shares	31	97	169	381
Vanguard Extended Market Index Fund - Admiral Shares	16	52	90	205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Standard & Poor's Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The S&P Completion Index contains all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all, or substantially all, of its assets in stocks of its target index, with nearly 80% of its assets invested in approximately 1,200 of the stocks in its target index (covering nearly 85% of the Index's total market capitalization), and the rest of its assets in a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Market Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.69% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.60% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Extended Market Index Fund Retail) Vanguard Extended Market Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Extended Market Index Fund - Investor Shares	27.37%	5.04%	5.98%	Comparative Indexes
Vanguard Extended Market Index Fund - Investor Shares Return After Taxes on Distributions	27.16%	4.79%	5.64%
Vanguard Extended Market Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	17.96%	4.25%	5.07%
Vanguard Extended Market Index Fund - Investor Shares Spliced Dow Jones U.S. Completion Total Stock Market Index	28.62%	5.61%	6.30%
Vanguard Extended Market Index Fund - Investor Shares Spliced Extended Market Index	27.46%	5.05%	6.02%
Vanguard Extended Market Index Fund - Investor Shares Standard & Poor's Completion Index	27.46%	5.05%	none
Vanguard Extended Market Index Fund - Admiral Shares	27.57%	5.20%	6.11%	Comparative Indexes
Vanguard Extended Market Index Fund - Admiral Shares Spliced Dow Jones U.S. Completion Total Stock Market Index	28.62%	5.61%	6.30%
Vanguard Extended Market Index Fund - Admiral Shares Spliced Extended Market Index	27.46%	5.05%	6.02%
Vanguard Extended Market Index Fund - Admiral Shares Standard & Poor's Completion Index	27.46%	5.05%	none

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant | Vanguard Extended Market Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund Participant) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Participant) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Investor Shares
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.30%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Market Index Fund Participant) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - Investor Shares	31	97	169	381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Standard & Poor's Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The S&P Completion Index contains all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all, or substantially all, of its assets in stocks of its target index, with nearly 80% of its assets invested in approximately 1,200 of the stocks in its target index (covering nearly 85% of the Index's total market capitalization), and the rest of its assets in a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Market Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.69% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.60% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Extended Market Index Fund Participant) Vanguard Extended Market Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Extended Market Index Fund - Investor Shares	27.37%	5.04%	5.98%	Comparative Indexes
Vanguard Extended Market Index Fund - Investor Shares Spliced Dow Jones U.S. Completion Total Stock Market Index	28.62%	5.61%	6.30%
Vanguard Extended Market Index Fund - Investor Shares Spliced Extended Market Index	27.46%	5.05%	6.02%
Vanguard Extended Market Index Fund - Investor Shares Standard & Poor's Completion Index	27.46%	5.05%	none

Retail | Vanguard Mid-Cap Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Growth Index Fund Retail) Vanguard Mid-Cap Growth Index Fund (USD $)	Vanguard Mid-Cap Growth Index Fund - Investor Shares	Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Growth Index Fund Retail) Vanguard Mid-Cap Growth Index Fund	Vanguard Mid-Cap Growth Index Fund - Investor Shares	Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Management Expenses	0.22%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.26%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Growth Index Fund Retail) Vanguard Mid-Cap Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Growth Index Fund - Investor Shares	27	84	146	331
Vanguard Mid-Cap Growth Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Growth Index, a broadly diversified index of growth stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Growth Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.99% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -27.33% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Growth Index Fund Retail) Vanguard Mid-Cap Growth Index Fund	One Year	Since Inception
Vanguard Mid-Cap Growth Index Fund - Investor Shares	28.93%	5.20%
Vanguard Mid-Cap Growth Index Fund - Investor Shares Return After Taxes on Distributions	28.85%	5.13%
Vanguard Mid-Cap Growth Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	18.91%	4.47%
Vanguard Mid-Cap Growth Index Fund - Investor Shares MSCI US Mid Cap Growth Index	29.24%	5.37%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant: | Vanguard Mid-Cap Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Growth Index Fund Participant:) Vanguard Mid-Cap Growth Index Fund	Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Growth Index Fund Participant:) Vanguard Mid-Cap Growth Index Fund	Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Growth Index Fund Participant:) Vanguard Mid-Cap Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Growth Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Growth Index, a broadly diversified index of growth stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Mid-Cap Growth Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Growth Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.99% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -27.33% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Growth Index Fund Participant:) Vanguard Mid-Cap Growth Index Fund	One Year	Since Inception
Vanguard Mid-Cap Growth Index Fund - Investor Shares	28.93%	5.20%
Vanguard Mid-Cap Growth Index Fund - Investor Shares MSCI US Mid Cap Growth Index	29.24%	5.37%

Participant | Vanguard Mid-Cap Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Growth Index Fund Participant) Vanguard Mid-Cap Growth Index Fund	Vanguard Mid-Cap Growth Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Growth Index Fund Participant) Vanguard Mid-Cap Growth Index Fund	Vanguard Mid-Cap Growth Index Fund - Investor Shares
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Growth Index Fund Participant) Vanguard Mid-Cap Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Growth Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Growth Index, a broadly diversified index of growth stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Growth Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.99% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -27.33% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Growth Index Fund Participant) Vanguard Mid-Cap Growth Index Fund	One Year	Since Inception
Vanguard Mid-Cap Growth Index Fund - Investor Shares	28.93%	5.20%
Vanguard Mid-Cap Growth Index Fund - Investor Shares MSCI US Mid Cap Growth Index	29.24%	5.37%

Participant | Vanguard Mid-Cap Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Index Fund Participant) Vanguard Mid-Cap Index Fund	Vanguard Mid-Cap Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Index Fund Participant) Vanguard Mid-Cap Index Fund	Vanguard Mid-Cap Index Fund - Investor Shares
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Index Fund Participant) Vanguard Mid-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, medium-size companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.63% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Index Fund Participant) Vanguard Mid-Cap Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Mid-Cap Index Fund - Investor Shares	25.46%	4.27%	6.78%	Comparative Indexes
Vanguard Mid-Cap Index Fund - Investor Shares MSCI US Mid Cap 450 Index	25.69%	4.42%	none
Vanguard Mid-Cap Index Fund - Investor Shares S&P MidCap 400 Index	26.64%	5.74%	7.16%
Vanguard Mid-Cap Index Fund - Investor Shares Spliced Mid Cap Index	25.69%	4.42%	6.84%

Retail | Vanguard Mid-Cap Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Index Fund Retail) Vanguard Mid-Cap Index Fund (USD $)	Vanguard Mid-Cap Index Fund - Investor Shares	Vanguard Mid-Cap Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Index Fund Retail) Vanguard Mid-Cap Index Fund	Vanguard Mid-Cap Index Fund - Investor Shares	Vanguard Mid-Cap Index Fund - Admiral Shares
Management Expenses	0.23%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.26%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Index Fund Retail) Vanguard Mid-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Index Fund - Investor Shares	27	84	146	331
Vanguard Mid-Cap Index Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, medium-size companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.63% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Index Fund Retail) Vanguard Mid-Cap Index Fund	One Year	Five Years	Ten Years	Since Inception	Comparative Benchmark
Vanguard Mid-Cap Index Fund - Investor Shares	25.46%	4.27%	6.78%		Comparative Indexes
Vanguard Mid-Cap Index Fund - Investor Shares Return After Taxes on Distributions	25.25%	4.03%	6.45%
Vanguard Mid-Cap Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	16.80%	3.61%	5.82%
Vanguard Mid-Cap Index Fund - Investor Shares MSCI US Mid Cap 450 Index	25.69%	4.42%	none
Vanguard Mid-Cap Index Fund - Investor Shares S&P MidCap 400 Index	26.64%	5.74%	7.16%
Vanguard Mid-Cap Index Fund - Investor Shares Spliced Mid Cap Index	25.69%	4.42%	6.84%
Vanguard Mid-Cap Index Fund - Admiral Shares	25.59%	4.39%		8.52%	Comparative Indexes
Vanguard Mid-Cap Index Fund - Admiral Shares MSCI US Mid Cap 450 Index	25.69%	4.42%
Vanguard Mid-Cap Index Fund - Admiral Shares S&P MidCap 400 Index	26.64%	5.74%		8.85%
Vanguard Mid-Cap Index Fund - Admiral Shares Spliced Mid Cap Index	25.69%	4.42%		8.50%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Retail | Vanguard Mid-Cap Value Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Value Index Fund Retail) Vanguard Mid-Cap Value Index Fund (USD $)	Vanguard Mid-Cap Value Index Fund - Investor Shares	Vanguard Mid-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Value Index Fund Retail) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - Investor Shares	Vanguard Mid-Cap Value Index Fund - Admiral Shares
Management Expenses	0.22%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.26%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Value Index Fund Retail) Vanguard Mid-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Value Index Fund - Investor Shares	27	84	146	331
Vanguard Mid-Cap Value Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Value Index, a broadly diversified index of value stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Value Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.96% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.14% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Value Index Fund Retail) Vanguard Mid-Cap Value Index Fund	One Year	Since Inception
Vanguard Mid-Cap Value Index Fund - Investor Shares	21.63%	3.05%
Vanguard Mid-Cap Value Index Fund - Investor Shares Return After Taxes on Distributions	21.26%	2.66%
Vanguard Mid-Cap Value Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.44%	2.49%
Vanguard Mid-Cap Value Index Fund - Investor Shares MSCI US Mid Cap Value Index	21.96%	3.22%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant: | Vanguard Mid-Cap Value Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Value Index Fund Participant:) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Value Index Fund Participant:) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - Admiral Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Value Index Fund Participant:) Vanguard Mid-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Value Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Value Index, a broadly diversified index of value stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Mid-Cap Value Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Value Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.96% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.14% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Value Index Fund Participant:) Vanguard Mid-Cap Value Index Fund	One Year	Since Inception
Vanguard Mid-Cap Value Index Fund - Investor Shares	21.63%	3.05%
Vanguard Mid-Cap Value Index Fund - Investor Shares MSCI US Mid Cap Value Index	21.96%	3.22%

Participant | Vanguard Mid-Cap Value Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Value Index Fund Participant) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Value Index Fund Participant) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - Investor Shares
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Value Index Fund Participant) Vanguard Mid-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Value Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Value Index, a broadly diversified index of value stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Value Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.96% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.14% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mid-Cap Value Index Fund Participant) Vanguard Mid-Cap Value Index Fund	One Year	Since Inception
Vanguard Mid-Cap Value Index Fund - Investor Shares	21.63%	3.05%
Vanguard Mid-Cap Value Index Fund - Investor Shares MSCI US Mid Cap Value Index	21.96%	3.22%

Participant | Vanguard Small-Cap Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Growth Index Fund Participant) Vanguard Small-Cap Growth Index Fund	Vanguard Small-Cap Growth Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Growth Index Fund Participant) Vanguard Small-Cap Growth Index Fund	Vanguard Small-Cap Growth Index Fund - Investor Shares
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Growth Index Fund Participant) Vanguard Small-Cap Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Growth Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Growth Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.63% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.95% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund Participant) Vanguard Small-Cap Growth Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Growth Index Fund - Investor Shares	30.69%	6.42%	7.52%	Comparative Indexes
Vanguard Small-Cap Growth Index Fund - Investor Shares MSCI US Small Cap Growth Index	30.71%	6.44%	none
Vanguard Small-Cap Growth Index Fund - Investor Shares S&P SmallCap 600 Growth Index	27.99%	5.16%	7.28%
Vanguard Small-Cap Growth Index Fund - Investor Shares Spliced Small-Cap Growth Index	30.71%	6.44%	7.42%

Retail | Vanguard Small-Cap Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Growth Index Fund Retail) Vanguard Small-Cap Growth Index Fund (USD $)	Vanguard Small-Cap Growth Index Fund - Investor Shares	Vanguard Small-Cap Growth Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Growth Index Fund Retail) Vanguard Small-Cap Growth Index Fund	Vanguard Small-Cap Growth Index Fund - Investor Shares	Vanguard Small-Cap Growth Index Fund - Admiral Shares
Management Expenses	0.22%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.26%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Growth Index Fund Retail) Vanguard Small-Cap Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Growth Index Fund - Investor Shares	27	84	146	331
Vanguard Small-Cap Growth Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similiar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Growth Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.63% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.95% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund Retail) Vanguard Small-Cap Growth Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Growth Index Fund - Investor Shares	30.69%	6.42%	7.52%	Comparative Indexes
Vanguard Small-Cap Growth Index Fund - Investor Shares Return After Taxes on Distributions	30.61%	6.33%	7.44%
Vanguard Small-Cap Growth Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	20.03%	5.52%	6.62%
Vanguard Small-Cap Growth Index Fund - Investor Shares MSCI US Small Cap Growth Index	30.71%	6.44%	none
Vanguard Small-Cap Growth Index Fund - Investor Shares S&P SmallCap 600 Growth Index	27.99%	5.16%	7.28%
Vanguard Small-Cap Growth Index Fund - Investor Shares Spliced Small-Cap Growth Index	30.71%	6.44%	7.42%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant: | Vanguard Small-Cap Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Growth Index Fund Participant:) Vanguard Small-Cap Growth Index Fund	Vanguard Small-Cap Growth Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Growth Index Fund Participant:) Vanguard Small-Cap Growth Index Fund	Vanguard Small-Cap Growth Index Fund - Admiral Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Growth Index Fund Participant:) Vanguard Small-Cap Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Growth Index Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Small-Cap Growth Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Growth Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.63% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.95% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund Participant:) Vanguard Small-Cap Growth Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Growth Index Fund - Investor Shares	30.69%	6.42%	7.52%	Comparative Indexes
Vanguard Small-Cap Growth Index Fund - Investor Shares MSCI US Small Cap Growth Index	30.71%	6.44%	none
Vanguard Small-Cap Growth Index Fund - Investor Shares S&P SmallCap 600 Growth Index	27.99%	5.16%	7.28%
Vanguard Small-Cap Growth Index Fund - Investor Shares Spliced Small-Cap Growth Index	30.71%	6.44%	7.42%

Retail | Vanguard Small-Cap Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund Retail) Vanguard Small-Cap Index Fund (USD $)	Vanguard Small-Cap Index Fund - Investor Shares	Vanguard Small-Cap Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund Retail) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Investor Shares	Vanguard Small-Cap Index Fund - Admiral Shares
Management Expenses	0.22%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.02%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.31%	0.17%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Index Fund Retail) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - Investor Shares	32	100	174	393
Vanguard Small-Cap Index Fund - Admiral Shares	17	55	96	217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap 1750 Index, a broadly diversified index of stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.66% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Index Fund Retail) Vanguard Small-Cap Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Index Fund - Investor Shares	27.72%	5.39%	7.23%	Comparative Indexes
Vanguard Small-Cap Index Fund - Investor Shares Return After Taxes on Distributions	27.45%	5.11%	6.92%
Vanguard Small-Cap Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	18.21%	4.53%	6.22%
Vanguard Small-Cap Index Fund - Investor Shares MSCI US Small Cap 1750 Index	27.82%	5.40%	none
Vanguard Small-Cap Index Fund - Investor Shares Russell 2000 Index	26.86%	4.47%	6.33%
Vanguard Small-Cap Index Fund - Investor Shares Spliced Small-Cap Index	27.82%	5.40%	7.12%
Vanguard Small-Cap Index Fund - Admiral Shares	27.89%	5.51%	7.34%	Comparative Indexes
Vanguard Small-Cap Index Fund - Admiral Shares MSCI US Small Cap 1750 Index	27.82%	5.40%	none
Vanguard Small-Cap Index Fund - Admiral Shares Russell 2000 Index	26.86%	4.47%	6.33%
Vanguard Small-Cap Index Fund - Admiral Shares Spliced Small-Cap Index	27.82%	5.40%	7.12%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares or Admiral Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant | Vanguard Small-Cap Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund Participant) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund Participant) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Investor Shares
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.31%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Index Fund Participant) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - Investor Shares	32	100	174	393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap 1750 Index, a broadly diversified index of stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.66% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Index Fund Participant) Vanguard Small-Cap Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Index Fund - Investor Shares	27.72%	5.39%	7.23%	Comparative Indexes
Vanguard Small-Cap Index Fund - Investor Shares MSCI US Small Cap 1750 Index	27.82%	5.40%	none
Vanguard Small-Cap Index Fund - Investor Shares Russell 2000 Index	26.86%	4.47%	6.33%
Vanguard Small-Cap Index Fund - Investor Shares Spliced Small-Cap Index	27.82%	5.40%	7.12%

Retail | Vanguard Small-Cap Value Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund Retail) Vanguard Small-Cap Value Index Fund (USD $)	Vanguard Small-Cap Value Index Fund - Investor Shares	Vanguard Small-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund Retail) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Investor Shares	Vanguard Small-Cap Value Index Fund - Admiral Shares
Management Expenses	0.23%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.04%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.37%	0.21%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Retail) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - Investor Shares	38	119	208	468
Vanguard Small-Cap Value Index Fund - Admiral Shares	22	68	118	268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similiar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Value Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.89% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.57% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Value Index Fund Retail) Vanguard Small-Cap Value Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Value Index Fund - Investor Shares	24.82%	4.14%	7.95%	Comparative Indexes
Vanguard Small-Cap Value Index Fund - Investor Shares Return After Taxes on Distributions	24.36%	3.68%	7.22%
Vanguard Small-Cap Value Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	16.46%	3.39%	6.61%
Vanguard Small-Cap Value Index Fund - Investor Shares MSCI US Small Cap Value Index	25.01%	4.21%	none
Vanguard Small-Cap Value Index Fund - Investor Shares S&P SmallCap 600 Value Index	24.72%	4.06%	8.31%
Vanguard Small-Cap Value Index Fund - Investor Shares Spliced Small-Cap Value Index	25.01%	4.21%	7.80%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Participant | Vanguard Small-Cap Value Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund Participant) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund Participant) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Investor Shares
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.37%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Participant) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - Investor Shares	38	119	208	468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Value Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.89% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.57% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Value Index Fund Participant) Vanguard Small-Cap Value Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Value Index Fund - Investor Shares	24.82%	4.14%	7.95%	Comparative Indexes
Vanguard Small-Cap Value Index Fund - Investor Shares MSCI US Small Cap Value Index	25.01%	4.21%	none
Vanguard Small-Cap Value Index Fund - Investor Shares S&P SmallCap 600 Value Index	24.72%	4.06%	8.31%
Vanguard Small-Cap Value Index Fund - Investor Shares Spliced Small-Cap Value Index	25.01%	4.21%	7.80%

Participant: | Vanguard Small-Cap Value Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund Participant:) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund Participant:) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Admiral Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Participant:) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - Admiral Shares	22	68	118	268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Small-Cap Value Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Small-Cap Value Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.89% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.57% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Small-Cap Value Index Fund Participant:) Vanguard Small-Cap Value Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Small-Cap Value Index Fund - Investor Shares	24.82%	4.14%	7.95%	Comparative Indexes
Vanguard Small-Cap Value Index Fund - Investor Shares MSCI US Small Cap Value Index	25.01%	4.21%	none
Vanguard Small-Cap Value Index Fund - Investor Shares S&P SmallCap 600 Value Index	24.72%	4.06%	8.31%
Vanguard Small-Cap Value Index Fund - Investor Shares Spliced Small-Cap Value Index	25.01%	4.21%	7.80%

Shareholder Fees (USD $)	18 Months Ended
Jun. 30, 2011
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses	18 Months Ended
Jun. 30, 2011
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.31%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.30%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.17%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.26%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.37%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Expense Example, No Redemption (USD $)	18 Months Ended
Jun. 30, 2011
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	38
3 YEAR	119
5 YEAR	208
10 YEAR	468
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128

Average Annual Total Returns	18 Months Ended
Jun. 30, 2011
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.37%
Five Years	5.04%
Ten Years	5.98%
Inception Date	Dec 21, 1987
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.57%
Five Years	5.20%
Ten Years	6.11%
Inception Date	Nov 13, 2000
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.93%
Since Inception	5.20%
Inception Date	Aug 24, 2006
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.46%
Five Years	4.27%
Ten Years	6.78%
Inception Date	May 21, 1998
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.59%
Five Years	4.39%
Since Inception	8.52%
Inception Date	Nov 12, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.63%
Since Inception	3.05%
Inception Date	Aug 24, 2006
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.69%
Five Years	6.42%
Ten Years	7.52%
Inception Date	May 21, 1998
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.72%
Five Years	5.39%
Ten Years	7.23%
Inception Date	Oct 3, 1960
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.89%
Five Years	5.51%
Ten Years	7.34%
Inception Date	Nov 13, 2000
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.82%
Five Years	4.14%
Ten Years	7.95%
Inception Date	May 21, 1998
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.16%
Five Years	4.79%
Ten Years	5.64%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.85%
Since Inception	5.13%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.25%
Five Years	4.03%
Ten Years	6.45%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.26%
Since Inception	2.66%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.61%
Five Years	6.33%
Ten Years	7.44%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.45%
Five Years	5.11%
Ten Years	6.92%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.36%
Five Years	3.68%
Ten Years	7.22%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.96%
Five Years	4.25%
Ten Years	5.07%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.91%
Since Inception	4.47%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.80%
Five Years	3.61%
Ten Years	5.82%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.44%
Since Inception	2.49%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.03%
Five Years	5.52%
Ten Years	6.62%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.21%
Five Years	4.53%
Ten Years	6.22%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.46%
Five Years	3.39%
Ten Years	6.61%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Russell 2000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.86%
Five Years	4.47%
Ten Years	6.33%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | Russell 2000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.86%
Five Years	4.47%
Ten Years	6.33%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | S&P MidCap 400 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.64%
Five Years	5.74%
Ten Years	7.16%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | S&P MidCap 400 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.64%
Five Years	5.74%
Since Inception	8.85%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | S&P SmallCap 600 Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.99%
Five Years	5.16%
Ten Years	7.28%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | S&P SmallCap 600 Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.72%
Five Years	4.06%
Ten Years	8.31%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Spliced Mid Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Ten Years	6.84%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | Spliced Mid Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Since Inception	8.50%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Spliced Small-Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	7.12%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | Spliced Small-Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	7.12%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Spliced Small-Cap Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.01%
Five Years	4.21%
Ten Years	7.80%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Spliced Small-Cap Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.71%
Five Years	6.44%
Ten Years	7.42%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | MSCI US Mid Cap 450 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Ten Years	none
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | MSCI US Mid Cap 450 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | MSCI US Small Cap 1750 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	none
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | MSCI US Small Cap 1750 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	none
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | MSCI US Small Cap Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.01%
Five Years	4.21%
Ten Years	none
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | MSCI US Small Cap Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.71%
Five Years	6.44%
Ten Years	none
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | MSCI US Mid Cap Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.96%
Since Inception	3.22%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | MSCI US Mid Cap Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	29.24%
Since Inception	5.37%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Extended Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	6.02%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Spliced Extended Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	6.02%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Standard & Poor's Completion Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	none
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Standard & Poor's Completion Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	none
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.62%
Five Years	5.61%
Ten Years	6.30%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.62%
Five Years	5.61%
Ten Years	6.30%

Label	Element	18 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000036405
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 27, 2011
Participant | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.86%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.86%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Participant | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Retail | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%
Five Years	rr_AverageAnnualReturnYear05	5.74%
Ten Years	rr_AverageAnnualReturnYear10	7.16%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%
Five Years	rr_AverageAnnualReturnYear05	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Participant | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | S&P SmallCap 600 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | S&P SmallCap 600 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | S&P SmallCap 600 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | S&P SmallCap 600 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.99%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	7.28%
Participant | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | S&P SmallCap 600 Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | S&P SmallCap 600 Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | S&P SmallCap 600 Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | S&P SmallCap 600 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.72%
Five Years	rr_AverageAnnualReturnYear05	4.06%
Ten Years	rr_AverageAnnualReturnYear10	8.31%
Participant | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Spliced Mid Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Retail | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Spliced Mid Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Spliced Mid Cap Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.69%
Five Years	rr_AverageAnnualReturnYear05	4.42%
Ten Years	rr_AverageAnnualReturnYear10	6.84%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | Spliced Mid Cap Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.69%
Five Years	rr_AverageAnnualReturnYear05	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Participant | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Spliced Small-Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Spliced Small-Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Spliced Small-Cap Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.82%
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	7.12%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | Spliced Small-Cap Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.82%
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	7.12%
Participant | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Spliced Small-Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Spliced Small-Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Spliced Small-Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Spliced Small-Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.01%
Five Years	rr_AverageAnnualReturnYear05	4.21%
Ten Years	rr_AverageAnnualReturnYear10	7.80%
Participant | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Spliced Small-Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Spliced Small-Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Spliced Small-Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Spliced Small-Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.71%
Five Years	rr_AverageAnnualReturnYear05	6.44%
Ten Years	rr_AverageAnnualReturnYear10	7.42%
Participant | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | MSCI US Mid Cap 450 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Retail | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | MSCI US Mid Cap 450 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | MSCI US Mid Cap 450 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.69%
Five Years	rr_AverageAnnualReturnYear05	4.42%
Ten Years	rr_AverageAnnualReturnYear10	none
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | MSCI US Mid Cap 450 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.69%
Five Years	rr_AverageAnnualReturnYear05	4.42%
Participant | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | MSCI US Small Cap 1750 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | MSCI US Small Cap 1750 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | MSCI US Small Cap 1750 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.82%
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	none
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | MSCI US Small Cap 1750 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.82%
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	none
Participant | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | MSCI US Small Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | MSCI US Small Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | MSCI US Small Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | MSCI US Small Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.01%
Five Years	rr_AverageAnnualReturnYear05	4.21%
Ten Years	rr_AverageAnnualReturnYear10	none
Participant | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | MSCI US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | MSCI US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | MSCI US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | MSCI US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.71%
Five Years	rr_AverageAnnualReturnYear05	6.44%
Ten Years	rr_AverageAnnualReturnYear10	none
Participant | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | MSCI US Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | MSCI US Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | MSCI US Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | MSCI US Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Participant | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | MSCI US Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | MSCI US Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | MSCI US Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | MSCI US Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Participant | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Extended Market Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Extended Market Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Extended Market Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.46%
Five Years	rr_AverageAnnualReturnYear05	5.05%
Ten Years	rr_AverageAnnualReturnYear10	6.02%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Spliced Extended Market Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.46%
Five Years	rr_AverageAnnualReturnYear05	5.05%
Ten Years	rr_AverageAnnualReturnYear10	6.02%
Participant | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Standard & Poor's Completion Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Standard & Poor's Completion Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Standard & Poor's Completion Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.46%
Five Years	rr_AverageAnnualReturnYear05	5.05%
Ten Years	rr_AverageAnnualReturnYear10	none
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Standard & Poor's Completion Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.46%
Five Years	rr_AverageAnnualReturnYear05	5.05%
Ten Years	rr_AverageAnnualReturnYear10	none
Participant | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.62%
Five Years	rr_AverageAnnualReturnYear05	5.61%
Ten Years	rr_AverageAnnualReturnYear10	6.30%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.62%
Five Years	rr_AverageAnnualReturnYear05	5.61%
Ten Years	rr_AverageAnnualReturnYear10	6.30%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.16%
Five Years	rr_AverageAnnualReturnYear05	4.79%
Ten Years	rr_AverageAnnualReturnYear10	5.64%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.25%
Five Years	rr_AverageAnnualReturnYear05	4.03%
Ten Years	rr_AverageAnnualReturnYear10	6.45%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.61%
Five Years	rr_AverageAnnualReturnYear05	6.33%
Ten Years	rr_AverageAnnualReturnYear10	7.44%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.45%
Five Years	rr_AverageAnnualReturnYear05	5.11%
Ten Years	rr_AverageAnnualReturnYear10	6.92%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.36%
Five Years	rr_AverageAnnualReturnYear05	3.68%
Ten Years	rr_AverageAnnualReturnYear10	7.22%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.96%
Five Years	rr_AverageAnnualReturnYear05	4.25%
Ten Years	rr_AverageAnnualReturnYear10	5.07%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.80%
Five Years	rr_AverageAnnualReturnYear05	3.61%
Ten Years	rr_AverageAnnualReturnYear10	5.82%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.03%
Five Years	rr_AverageAnnualReturnYear05	5.52%
Ten Years	rr_AverageAnnualReturnYear10	6.62%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.21%
Five Years	rr_AverageAnnualReturnYear05	4.53%
Ten Years	rr_AverageAnnualReturnYear10	6.22%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.46%
Five Years	rr_AverageAnnualReturnYear05	3.39%
Ten Years	rr_AverageAnnualReturnYear10	6.61%
Participant | Vanguard Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Standard & Poor's Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The S&P Completion Index contains all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all, or substantially all, of its assets in stocks of its target index, with nearly 80% of its assets invested in approximately 1,200 of the stocks in its target index (covering nearly 85% of the Index's total market capitalization), and the rest of its assets in a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Extended Market Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.69% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.60% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Standard & Poor's Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The S&P Completion Index contains all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all, or substantially all, of its assets in stocks of its target index, with nearly 80% of its assets invested in approximately 1,200 of the stocks in its target index (covering nearly 85% of the Index's total market capitalization), and the rest of its assets in a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Extended Market Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.69% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.60% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.30%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	31
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	97
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	169
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	381
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 21, 1987
2001	rr_AnnualReturn2001	(9.13%)
2002	rr_AnnualReturn2002	(18.06%)
2003	rr_AnnualReturn2003	43.43%
2004	rr_AnnualReturn2004	18.71%
2005	rr_AnnualReturn2005	10.29%
2006	rr_AnnualReturn2006	14.27%
2007	rr_AnnualReturn2007	4.33%
2008	rr_AnnualReturn2008	(38.73%)
2009	rr_AnnualReturn2009	37.43%
2010	rr_AnnualReturn2010	27.37%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
One Year	rr_AverageAnnualReturnYear01	27.37%
Five Years	rr_AverageAnnualReturnYear05	5.04%
Ten Years	rr_AverageAnnualReturnYear10	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 1987
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
One Year	rr_AverageAnnualReturnYear01	27.57%
Five Years	rr_AverageAnnualReturnYear05	5.20%
Ten Years	rr_AverageAnnualReturnYear10	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2000
Participant | Vanguard Mid-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	38.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Growth Index, a broadly diversified index of growth stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Growth Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.99% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -27.33% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Mid-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	38.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Growth Index, a broadly diversified index of growth stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Investor Shares, the information presented in the bar chart and table reflects the performance of the DETERMINE IN BL of Vanguard DETERMINE IN BL. (DETERMINE IN BL are offered through a separate prospectus.)

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Growth Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Mid-Cap Growth Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.99% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -27.33% (quarter ended December 31, 2008 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus

The bar chart shows how the performance of the Fund's DETERMINE IN BL has varied from one calendar year to another over the periods shown. The Fund's Admiral Shares Shares were not available during the time periods shown.

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Mid-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	38.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Growth Index, a broadly diversified index of growth stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund's DETERMINE IN BL have not yet begun operations.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Growth Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.99% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -27.33% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.22%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug 24, 2006
2007	rr_AnnualReturn2007	17.30%
2008	rr_AnnualReturn2008	(47.07%)
2009	rr_AnnualReturn2009	42.54%
2010	rr_AnnualReturn2010	28.93%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.99%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.33%)
One Year	rr_AverageAnnualReturnYear01	28.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 24, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Participant | Vanguard Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	16.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, medium-size companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.63% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	16.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, medium-size companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.63% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 21, 1998
2001	rr_AnnualReturn2001	(0.50%)
2002	rr_AnnualReturn2002	(14.61%)
2003	rr_AnnualReturn2003	34.14%
2004	rr_AnnualReturn2004	20.35%
2005	rr_AnnualReturn2005	13.93%
2006	rr_AnnualReturn2006	13.60%
2007	rr_AnnualReturn2007	6.02%
2008	rr_AnnualReturn2008	(41.82%)
2009	rr_AnnualReturn2009	40.22%
2010	rr_AnnualReturn2010	25.46%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.53%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.63%)
One Year	rr_AverageAnnualReturnYear01	25.46%
Five Years	rr_AverageAnnualReturnYear05	4.27%
Ten Years	rr_AverageAnnualReturnYear10	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	25.59%
Five Years	rr_AverageAnnualReturnYear05	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2001
Participant | Vanguard Mid-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	37.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Value Index, a broadly diversified index of value stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Value Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.96% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.14% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Participant: | Vanguard Mid-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	37.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Value Index, a broadly diversified index of value stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Investor Shares, the information presented in the bar chart and table reflects the performance of the DETERMINE IN BL of Vanguard DETERMINE IN BL. (DETERMINE IN BL are offered through a separate prospectus.)

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Value Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Mid-Cap Value Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.96% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.14% (quarter ended December 31, 2008 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus

The bar chart shows how the performance of the Fund's DETERMINE IN BL has varied from one calendar year to another over the periods shown. The Fund's Admiral Shares Shares were not available during the time periods shown.

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Retail | Vanguard Mid-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	37.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap Value Index, a broadly diversified index of value stocks of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund's DETERMINE IN BL have not yet begun operations.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mid-Cap Value Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.96% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.14% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.22%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug 24, 2006
2007	rr_AnnualReturn2007	(4.37%)
2008	rr_AnnualReturn2008	(36.64%)
2009	rr_AnnualReturn2009	37.61%
2010	rr_AnnualReturn2010	21.63%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.96%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
One Year	rr_AverageAnnualReturnYear01	21.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 24, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Participant | Vanguard Small-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	34.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Growth Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.63% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.95% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Participant: | Vanguard Small-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	34.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Investor Shares, the information presented in the bar chart and table reflects the performance of the DETERMINE IN BL of Vanguard DETERMINE IN BL. (DETERMINE IN BL are offered through a separate prospectus.)

Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Growth Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Small-Cap Growth Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.63% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.95% (quarter ended December 31, 2008 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus

The bar chart shows how the performance of the Fund's DETERMINE IN BL has varied from one calendar year to another over the periods shown. The Fund's Admiral Shares Shares were not available during the time periods shown.

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Small-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	34.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund's DETERMINE IN BL have not yet begun operations.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Growth Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similiar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.63% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.95% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.22%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 21, 1998
2001	rr_AnnualReturn2001	(0.78%)
2002	rr_AnnualReturn2002	(15.41%)
2003	rr_AnnualReturn2003	42.88%
2004	rr_AnnualReturn2004	16.06%
2005	rr_AnnualReturn2005	8.64%
2006	rr_AnnualReturn2006	11.94%
2007	rr_AnnualReturn2007	9.63%
2008	rr_AnnualReturn2008	(40.00%)
2009	rr_AnnualReturn2009	41.85%
2010	rr_AnnualReturn2010	30.69%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.63%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.95%)
One Year	rr_AverageAnnualReturnYear01	30.69%
Five Years	rr_AverageAnnualReturnYear05	6.42%
Ten Years	rr_AverageAnnualReturnYear10	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1998
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Participant | Vanguard Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	12.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap 1750 Index, a broadly diversified index of stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.66% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	12.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap 1750 Index, a broadly diversified index of stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -26.66% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares or Admiral Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares or Admiral Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.22%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.31%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	32
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	100
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	174
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	393
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 3, 1960
2001	rr_AnnualReturn2001	3.10%
2002	rr_AnnualReturn2002	(20.02%)
2003	rr_AnnualReturn2003	45.63%
2004	rr_AnnualReturn2004	19.90%
2005	rr_AnnualReturn2005	7.36%
2006	rr_AnnualReturn2006	15.64%
2007	rr_AnnualReturn2007	1.16%
2008	rr_AnnualReturn2008	(36.07%)
2009	rr_AnnualReturn2009	36.12%
2010	rr_AnnualReturn2010	27.72%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.66%)
One Year	rr_AverageAnnualReturnYear01	27.72%
Five Years	rr_AverageAnnualReturnYear05	5.39%
Ten Years	rr_AverageAnnualReturnYear10	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 1960
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
One Year	rr_AverageAnnualReturnYear01	27.89%
Five Years	rr_AverageAnnualReturnYear05	5.51%
Ten Years	rr_AverageAnnualReturnYear10	7.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 2000
Participant | Vanguard Small-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	25.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Value Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.89% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.57% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Participant: | Vanguard Small-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	25.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Investor Shares, the information presented in the bar chart and table reflects the performance of the DETERMINE IN BL of Vanguard DETERMINE IN BL. (DETERMINE IN BL are offered through a separate prospectus.)

Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Value Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Small-Cap Value Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only th the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.89% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.57% (quarter ended December 31, 2008 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus

The bar chart shows how the performance of the Fund's DETERMINE IN BL has varied from one calendar year to another over the periods shown. The Fund's Admiral Shares Shares were not available during the time periods shown.

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Retail | Vanguard Small-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 27, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	25.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest  $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund's DETERMINE IN BL have not yet begun operations.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Small-Cap Value Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similiar to those of the Fund. The Fund's Admiral Shares have not yet begun operations. Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.89% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.57% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	38
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	119
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	208
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	468
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 21, 1998
2001	rr_AnnualReturn2001	13.70%
2002	rr_AnnualReturn2002	(14.20%)
2003	rr_AnnualReturn2003	37.19%
2004	rr_AnnualReturn2004	23.55%
2005	rr_AnnualReturn2005	6.07%
2006	rr_AnnualReturn2006	19.24%
2007	rr_AnnualReturn2007	(7.07%)
2008	rr_AnnualReturn2008	(32.05%)
2009	rr_AnnualReturn2009	30.34%
2010	rr_AnnualReturn2010	24.82%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.89%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.57%)
One Year	rr_AverageAnnualReturnYear01	24.82%
Five Years	rr_AverageAnnualReturnYear05	4.14%
Ten Years	rr_AverageAnnualReturnYear10	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1998
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.21%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	22
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	68
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	118
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	268